UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        8/23/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $14,011,142.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                      COLUMN 2           COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- ---------------------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER                TITLE OF CLASS          CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- ---------------------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.0          00206R102   458401    18950          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.0          009158106   661062    10200          SOLE                   X      0    0
ARCSIGHT INC                  COMMON STOCK USD1E 05.0      039666102   291764    13031          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001         04744L106   198223    68118          SOLE                   X      0    0
BIOTIME INC                   COMMON STOCK NPV             09066L105   246400    40000          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25          191216100   451080     9000          SOLE                   X      0    0
CROWN CASTLE INTL CORP        COMMON STOCK USD.01          228227104   638823    17145          SOLE                   X      0    0
ENTROPIC COMMUNICATIONS INC   COMMON STOCK USD.001         29384R105   241281    38057          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV             30231G102  1917552    33600          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06          369604103   571032    39600          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001        411307101   111746    52463          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01          518439104   930691    16700          SOLE                   X      0    0
MAP PHARMACEUTICALS INC       COMMON STOCK USD.01          56509R108   221597    16890          SOLE                   X      0    0
MERCK  CO INC                 Common Stock USD.01          58933Y105   755352    21600          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05          717081103   394218    27645          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF TRUS 78467Y107   723296     5600          SOLE                   X      0    0
SOLARWINDS INC                COMMON STOCK USD.001         83416B109  4003215   249577          SOLE                   X      0    0
SYMYX TECHNOLOGIES INC        COMMON STOCK USD.001         87155S108    67219    13417          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1           92343V104   496935    17735          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666        949746101   462746    18076          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001         98974V107   168509    64563          SOLE                   X      0    0


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